Summary of Significant Accounting Policies - Changes in Accounting Standard (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by (used in) operating activities	$ 645	$ 94	$ 221
Net cash provided by (used in) investing activities	(93)	(6,368)	(107)
Effect on Cash from Operating Activities | Accounting Standards Update 2016-15 and 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by (used in) operating activities	645	94	221
Effect on Cash from Operating Activities | Accounting Standards Update 2016-15 and 2016-18 | As previously reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by (used in) operating activities	676	94	163
Effect on Cash from Operating Activities | Accounting Standards Update 2016-15 and 2016-18 | Restatement adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepayments for future planned outage work performed under long-term service agreements	(33)	26	(7)
Changes in restricted cash	2	(26)	65
Effect on Cash from Investing Activities | Accounting Standards Update 2016-15 and 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by (used in) investing activities	(93)	(6,368)	(107)
Effect on Cash from Investing Activities | Accounting Standards Update 2016-15 and 2016-18 | As previously reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by (used in) investing activities	(2,147)	(1,194)	(5,262)
Effect on Cash from Investing Activities | Accounting Standards Update 2016-15 and 2016-18 | Restatement adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepayments for future planned outage work performed under long-term service agreements	33	(26)	7
Changes in restricted cash	$ 2,021	$ (5,148)	$ 5,148